Parent Company Only Financial Information (Details)	Dec. 31, 2025
Parent Only Financial Information [Line Items]
Percent of consolidated net assets	25.00%
Samfine Creation Holdings Group Limited [Member]
Parent Only Financial Information [Line Items]
Percent of consolidated net assets	25.00%
PRC [Member]
Parent Only Financial Information [Line Items]
Percent of consolidated net assets	25.00%